PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 7,200	$ 6,676
Accumulated depreciation	5,560	4,872
Depreciated cost	1,640	1,804
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,206	3,040
Accumulated depreciation	2,855	2,729
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	852	850
Accumulated depreciation	760	735
Trade Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	42	42
Accumulated depreciation	39	39
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	210	210
Accumulated depreciation	198	197
Equipment In lease [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,890	2,534
Accumulated depreciation	$ 1,708	$ 1,172